SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (51,751,525)	$ (329,981)	$ (2,811)	$ (111,046)	$ (424,610)	$ (451,252)	$ (52,084,317)	$ (986,908)
Denominator:
Weighted average number of shares outstanding, basic income	15,077,548			9,998,446			8,351,249	9,998,446
Weighted average number of shares outstanding, diluted income	15,077,548			9,998,446			8,351,249	9,998,446
Basic loss per share	$ (3.43)			$ (0.01)			$ (6.24)	$ (0.10)
Diluted loss per share	$ (3.43)			$ (0.01)			$ (6.24)	$ (0.10)
Digital Health Acquisition Corp.
Numerator:
Net loss									$ (4,413,866)	$ (3,242,501)
Denominator:
Weighted average number of shares outstanding, basic income									4,168,567	12,741,219
Weighted average number of shares outstanding, diluted income									4,168,567	12,741,219
Basic loss per share									$ (0.45)	$ (0.25)
Diluted loss per share									$ (0.45)	$ (0.25)